CASH TRUST SERIES, INC.

GOVERNMENT CASH SERIES
MUNICIPAL CASH SERIES
PRIME CASH SERIES
TREASURY CASH SERIES


SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1998

At a Special Meeting of Shareholders to be held on June 30, 1999, shareholders of the Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

     (1)  To elect three Directors.

     (2)  To ratify the selection of the Company's independent auditors.

     (3)  To make changes to the Funds' fundamental investment policies:

          (a) To amend the Funds' fundamental investment policy regarding diversification (Government Cash Series and Treasury Cash Series only);

          (b) To amend the Funds' fundamental investment policy regarding borrowing money and issuing senior securities;

          (c) To amend the Funds' fundamental investment policies regarding investments in real estate (Government Cash Series, Municipal Cash Series and Prime Cash Series only);

          (d) To amend the Funds' fundamental investment policy regarding investments in commodities;

          (e) To amend the Funds' fundamental investment policies regarding underwriting securities;

          (f) To amend the Funds' fundamental investment policies regarding lending by the Funds;

          (g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry;

          (h) To amend, and to make non-fundamental, the Funds' fundamental investment policy regarding buying securities on margin;

          (i) To amend, and to make non-fundamental, the Funds' fundamental investment policy regarding pledging assets; and

          (j) To make non-fundamental the Fund's fundamental investment policy on investing in restricted securities (Treasury Cash Series only).

     (4) To eliminate the Funds' fundamental investment policy on selling securities short.

     (5) To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law.

                                                                  April 19, 1999

Cusip 147551204
          147551303
          147551105
          147551402

G02613-02 (4/99)